Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement Line Items [Line Items]
Credit commitments	$ 499,185	$ 481,389	$ 404,883
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	414,591	405,426	346,747
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 84,594	$ 75,963	$ 58,136